Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Issued (shares)	463.3	428.5
Outstanding (shares)	463.3	428.5